UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  6/30

Date of reporting period: 9/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of September 30, 2010 (Unaudited)

DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 28.3%
Consumer Discretionary 0.4%
NBC Universal, Inc., 144A, 3.65%, 4/30/2015	2,000,000	2,111,112
Consumer Staples 1.1%
Anheuser-Busch InBev Worldwide, Inc., 3.0%, 10/15/2012	3,000,000	3,114,852
Wm. Wrigley Jr. Co., 144A, 1.664% **, 6/28/2011	3,000,000	3,001,281

		6,116,133
Energy 3.7%
Canadian Natural Resources Ltd., 5.15%, 2/1/2013	3,000,000	3,245,481
Energy Transfer Partners LP, 6.0%, 7/1/2013	3,000,000	3,290,325
Enterprise Products Operating LLC, 4.6%, 8/1/2012	3,000,000	3,159,426
Mariner Energy, Inc., 8.0%, 5/15/2017	3,000,000	3,300,000
Plains All American Pipeline LP, 4.25%, 9/1/2012	3,000,000	3,129,036
TransCanada PipeLines Ltd., 3.4%, 6/1/2015	740,000	791,371
Transocean, Inc., 4.95%, 11/15/2015	2,560,000	2,662,067
XTO Energy, Inc., 5.9%, 8/1/2012	1,840,000	2,007,736

		21,585,442
Financials 17.4%
American International Group, Inc., Series MP, 0.391% **, 3/20/2012	3,000,000	2,906,256
Anglo American Capital PLC:
144A, 2.15%, 9/27/2013	1,690,000	1,702,269
144A, 9.375%, 4/8/2014	2,000,000	2,462,356
Asian Development Bank, 1.625%, 7/15/2013	3,000,000	3,070,515
Banco Santander Chile, 144A, 2.875%, 11/13/2012	1,000,000	1,009,189
Bank of Scotland PLC, 5.5%, 6/15/2012	3,000,000	3,140,259
Barclays Bank PLC:
144A, 2.5%, 9/21/2015	3,245,000	3,261,897
5.45%, 9/12/2012	3,000,000	3,249,438
Berkshire Hathaway Finance Corp.:
4.6%, 5/15/2013	915,000	997,107
5.125%, 9/15/2012	3,550,000	3,850,788
BNP Paribas, 0.931% **, 4/8/2013	3,000,000	2,985,132
Caterpillar Financial Services Corp., Series F, 6.2%, 9/30/2013	1,970,000	2,254,312
Cie de Financement Foncier, 144A, 2.125%, 4/22/2013	3,335,000	3,395,454
Covidien International Finance SA, 1.875%, 6/15/2013	3,000,000	3,052,068
Credit Suisse of New York, 3.45%, 7/2/2012	3,000,000	3,119,766
FPL Group Capital, Inc., 5.625%, 9/1/2011	2,465,000	2,571,759
General Electric Capital Corp., Series A, 6.0%, 6/15/2012	3,000,000	3,237,675
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/2013	3,000,000	3,299,613
Hartford Financial Services Group, Inc., 5.25%, 10/15/2011	2,900,000	3,007,883
HSBC Finance Corp., 7.0%, 5/15/2012	3,000,000	3,244,077
Hyundai Capital America, 144A, 3.75%, 4/6/2016 (a)	1,480,000	1,482,442
International Finance Corp., Series 666, 5.125%, 5/2/2011	3,000,000	3,084,303
KeyCorp, Series H, 6.5%, 5/14/2013	3,000,000	3,287,823
Lincoln National Corp., 6.2%, 12/15/2011	3,000,000	3,175,908
Manulife Financial Corp., 3.4%, 9/17/2015	4,000,000	4,038,136
MetLife, Inc., 5.375%, 12/15/2012	3,590,000	3,860,058
New York Life Global Funding, 144A, 4.65%, 5/9/2013	3,000,000	3,249,147
Nordea Bank AB, 144A, 1.75%, 10/4/2013 (a)	3,655,000	3,654,148
PACCAR Financial Corp., 0.708% **, 4/5/2013	3,000,000	3,003,717
Principal Life Income Funding Trust, 0.598% **, 11/8/2013	3,000,000	2,962,086
Prudential Financial, Inc., Series D, 5.8%, 6/15/2012	3,000,000	3,208,065
Rio Tinto Finance (USA) Ltd., 5.875%, 7/15/2013	3,000,000	3,343,707
Santander Financial Issuances Ltd., 6.375%, 2/15/2011	1,400,000	1,427,311
SunTrust Bank, 6.375%, 4/1/2011	2,000,000	2,053,652
The Goldman Sachs Group, Inc., 4.75%, 7/15/2013	3,500,000	3,757,758

		101,406,074
Industrials 0.5%
Xerox Corp., 6.875%, 8/15/2011	3,000,000	3,148,983
Materials 2.1%
ArcelorMittal, 9.0%, 2/15/2015	2,000,000	2,413,564
Dow Chemical Co., 4.85%, 8/15/2012	3,000,000	3,175,035
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/2015	3,000,000	3,210,000
Potash Corp. of Saskatchewan, Inc., 7.75%, 5/31/2011	3,000,000	3,141,234
Teck Resources Ltd., 9.75%, 5/15/2014	421,000	519,058

		12,458,891
Telecommunication Services 1.1%
Telefonica Emisiones SAU, 5.984%, 6/20/2011	3,000,000	3,111,468
Verizon New Jersey, Inc., Series A, 5.875%, 1/17/2012	3,000,000	3,177,459

		6,288,927
Utilities 2.0%
Duke Energy Carolinas LLC, 6.25%, 1/15/2012	3,700,000	3,960,025
Korea Electric Power Corp., 144A, 3.0%, 10/5/2015 (a)	2,400,000	2,399,160
Korea Hydro & Nuclear Power Co., Ltd., 144A, 3.125%, 9/16/2015	1,020,000	1,018,968
New York State Electric & Gas Corp., 5.5%, 11/15/2012	1,600,000	1,709,528
PPL Energy Supply LLC, Series A, 6.4%, 11/1/2011	2,400,000	2,533,488

		11,621,169

Total Corporate Bonds (Cost $163,020,701)		164,736,731
Asset-Backed 4.5%
Automobile Receivables 1.7%
AmeriCredit Automobile Receivables Trust, "A3", Series 2010-2, 1.71%, 8/8/2014	1,000,000	1,013,131
BMW Vehicle Owner Trust, "A2", Series 2010-A, 0.68%, 9/25/2012	2,143,000	2,145,441
CPS Auto Trust, "A4", Series 2007-B, 144A, 5.6%, 1/15/2014	2,454,763	2,530,784
Ford Credit Auto Owner Trust, "A3", Series 2010-A, 1.32%, 6/15/2014	1,667,000	1,684,104
Triad Auto Receivables Owner Trust, "A4", Series 2007-A, 0.317% **, 2/12/2014	2,487,153	2,450,991

		9,824,451
Credit Card Receivables 2.8%
Capital One Multi-Asset Execution Trust, "A6", Series 2005-A6, 0.576% **, 7/15/2015	5,000,000	4,961,703
Citibank Omni Master Trust, "A8", Series 2009-A8, 144A, 2.357% **, 5/16/2016	5,000,000	5,056,834
Discover Card Master Trust, "A", Series 2009-A2, 1.557% **, 2/17/2015	3,000,000	3,052,903
GE Capital Credit Card Master Note Trust, "A", Series 2010-3, 2.21%, 6/15/2016	3,000,000	3,073,595

		16,145,035

Total Asset-Backed (Cost $25,902,509)		25,969,486
Commercial Mortgage-Backed Security 0.9%
CS First Boston Mortgage Securities Corp., "A6", Series 2004-C4, 4.691%, 10/15/2039 (Cost $5,330,273)	5,000,000	5,326,039
Collateralized Mortgage Obligations 8.7%
Cendant Mortgage Corp., "1A6", Series 2003-9, 5.25%, 11/25/2033	164,236	167,850
Countrywide Alternative Loan Trust, "1A5", Series 2003-J1, 5.25%, 10/25/2033	195,619	193,803
Federal Home Loan Mortgage Corp.:
"DA", Series 3598, 2.75%, 11/15/2014	3,925,639	3,974,211
"MA", Series 2603, 4.5%, 6/15/2021	391,996	397,934
"BC", Series 2558, 5.0%, 4/15/2017	2,044,928	2,113,088
"PC", Series 2929, 5.0%, 1/15/2028	1,643,362	1,673,220
"NB", Series 2984, 5.5%, 11/15/2027	5,000,000	5,064,852
"QD", Series 3215, 6.0%, 5/15/2029	7,788,516	7,795,925
"PY", Series 3217, 6.0%, 7/15/2029	3,593,882	3,643,550
Federal National Mortgage Association:
"FC", Series 2001-25, 1.056% **, 6/25/2031	1,530,000	1,570,151
"FB", Series 1996-44, 1.081% **, 9/25/2023	336,153	340,660
"A", Series 2004-5, 4.0%, 11/25/2016	6,944,786	7,128,123
"NA", Series 2005-33, 5.0%, 11/25/2022	4,833,683	4,959,292
Government National Mortgage Association:
"TH", Series 2010-69, 5.0%, 6/20/2038	9,140,333	9,417,394
"VE", Series 2006-53, 5.5%, 7/20/2017	989,967	1,028,153
Structured Asset Securities Corp., "A3", Series 2004-5H, 5.5%, 12/25/2033	1,010,353	1,009,647

Total Collateralized Mortgage Obligations (Cost $50,926,062)		50,477,853
Government & Agency Obligations 46.9%
Other Government Related (b) 5.7%
Arbejdernes Landsbank, 144A, 1.08% **, 7/9/2013	3,000,000	3,027,207
Australia & New Zealand Banking Group Ltd., 144A, 0.571% **, 6/18/2012	500,000	500,848
BRFkredit AS, 144A, 0.776% **, 4/15/2013	2,500,000	2,499,345
Danske Bank AS, 144A, 0.679% **, 5/24/2012	1,930,000	1,925,569
Dexia Credit Local, 144A, 0.778% **, 1/12/2012	3,000,000	2,984,841
FIH Erhvervsbank AS, 144A, 0.663% **, 6/13/2013	3,000,000	2,996,607
International Bank for Reconstruction & Development, 5.25% **, 4/9/2025	3,000,000	2,997,000
Japan Finance Corp., 1.5%, 7/6/2012	3,500,000	3,539,039
Kreditanstalt fuer Wiederaufbau, 1.25%, 6/15/2012	3,000,000	3,039,747
Lloyds TSB Bank PLC, 144A, 1.534% **, 4/2/2012	600,000	606,681
Suncorp-Metway Ltd.:
0.755% **, 10/19/2012	1,650,000	1,644,540
144A, 2.026% **, 7/16/2012	1,370,000	1,402,869
The Goldman Sachs Group, Inc., FDIC Guaranteed, 3.25%, 6/15/2012	3,000,000	3,136,452
Westpac Banking Corp., Series G, 144A, 0.482% **, 12/14/2012	3,000,000	3,001,095

		33,301,840
Sovereign Bonds 2.0%
Korea Finance Corp., 3.25%, 9/20/2016	1,126,000	1,123,886
Province of British Columbia, 2.85%, 6/15/2015	2,755,000	2,929,783
Province of Nova Scotia, 7.25%, 7/27/2013	3,000,000	3,518,586
Province of Ontario, 0.502% **, 11/19/2012	4,100,000	4,103,362

		11,675,617
US Government Sponsored Agencies 3.6%
Federal Farm Credit Bank, 1.375%, 6/25/2013	4,000,000	4,070,588
Federal Home Loan Bank, 1.875%, 6/21/2013	2,095,000	2,158,739
Federal Home Loan Mortgage Corp., 1.125%, 7/27/2012	2,420,000	2,448,067
Federal National Mortgage Association:
1.0%, 9/23/2013	6,000,000	6,023,790
1.125%, 7/30/2012	3,000,000	3,032,856
1.25%, 6/22/2012	3,000,000	3,038,589

		20,772,629
US Treasury Obligations 35.6%
US Treasury Bills:
0.18% ***, 3/10/2011 (c)	12,000,000	11,990,374
0.185% ***, 3/17/2011	511,000	510,573
0.2% ***, 12/23/2010 (c)	10,000,000	9,996,840
0.232% ***, 10/7/2010 (c)	18,000,000	17,999,658
0.245% ***, 6/30/2011	15,300,000	15,275,719
0.402% ***, 4/7/2011 (c)	26,480,000	26,455,797
US Treasury Inflation-Indexed Note, 0.5%, 4/15/2015	2,011,980	2,066,366
US Treasury Notes:
0.375%, 8/31/2012 (d)	25,000,000	24,981,450
0.625%, 6/30/2012	29,800,000	29,920,988
0.75%, 8/15/2013	25,000,000	25,093,750
0.875%, 4/30/2011	20,000,000	20,075,780
1.25%, 8/31/2015 (d)	2,000,000	1,999,376
4.875%, 7/31/2011	20,000,000	20,764,060

		207,130,731

Total Government & Agency Obligations (Cost $271,980,430)		272,880,817

	Shares	Value ($)

Exchange-Traded Fund 1.0%
SPDR Gold Trust* (Cost $5,603,000)	46,948	6,005,118
Securities Lending Collateral 4.5%
Daily Assets Fund Institutional, 0.29% (e) (f) (Cost $26,165,375)	26,165,375	26,165,375
Cash Equivalents 8.0%
Central Cash Management Fund, 0.21% (e) (Cost $46,802,853)	46,802,853	46,802,853

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $595,731,203) †	102.8	598,364,272
Other Assets and Liabilities, Net	(2.8)	(16,298,433)

Net Assets	100.0	582,065,839

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**
These securities are shown at their current rate as of September 30, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $595,731,214.  At September 30, 2010, net unrealized appreciation for all securities based on tax cost was $2,633,058.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,310,981 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $677,923.

(a)	When-issued security.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	At September 30, 2010, this security has been pledged, in whole or in part, as collateral for open commodity-linked swap contracts.
(d)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2010 amounted to $25,631,785 which is 4.4% of net assets.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
SPDR: Standard & Poor's Depositary Receipt

At September 30, 2010, open commodity-linked swap contracts were as follows:

Expiration Date	Notional Amount ($)		Fixed Fee Paid by the Fund	Pay/Receive Return of the Reference Index	Value ($) (g)

Long Positions
10/22/2010	243,224,600	5	0.23%	UBS Basket 1	4,039,063
10/22/2010	118,432,000	2	0.34%	Merrill Lynch Commodity Index eXtra LDA Excess Return Index	2,486,030
10/22/2010	88,824,000	6	0.50%	Barclays Capital Pure Beta Dow Jones-UBSCI Excess Return Index	1,841,352
10/22/2010	88,824,000	3	0.50%	Goldman Dow Jones-UBS Commodity Excess Return E95 Strategy	1,701,052
10/22/2010	81,894,400	1	0.44%	Citi Cubes Dow Jones–UBS Weighted Index	1,804,134
10/22/2010	59,216,000	4	0.38%	Dow Jones–UBS Commodity Index 3 Month Forward	1,126,406
10/22/2010	1,777,000	6	0.16%	Dow Jones-UBS Crude Oil Subindex	65,670
10/22/2010	1,226,000	6	0.16%	Dow Jones-Aluminum Subindex 3 Month Forward	111,236
10/22/2010	631,000	6	0.16%	Dow Jones-UBS Heating Oil Subindex 3 Month Forward	34,604

Short Positions
10/22/2010	8,920,000	2	0.15%	Dow Jones-UBS Commodity Index	(173,920
10/22/2010	6,690,000	3	0.10%	Dow Jones–UBS Commodity Index	(130,440
10/22/2010	4,460,000	4	0.15%	Dow Jones–UBS Commodity Index	(86,960
10/22/2010	2,894,000	6	0.09%	Dow Jones-UBS Gold Subindex	(93,297
10/22/2010	1,784,000	6	0.09%	Dow Jones–UBS Commodity Index	(34,784
10/22/2010	643,000	6	0.09%	Dow Jones-UBS Wheat Subindex	46,670
Total					12,736,816

(g)	There are no upfront payments on the commodity-linked swaps, therefore unrealized appreciation (depreciation) is equal to their value.

Counterparties:
1	Citigroup, Inc
2	Merrill Lynch & Co., Inc
3	The Goldman Sachs & Co.
4	Morgan Stanley
5	UBS AG
6	Barclays Bank PLC

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of September 30, 2010, the Fund held $115,637,222 in the Subsidiary, representing 19.9% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$164,736,731	$—	$164,736,731
Asset-Backed	—	25,969,486	—	25,969,486
Commercial Mortgage-Backed Security	—	5,326,039	—	5,326,039
Collateralized Mortgage Obligations	—	50,477,853	—	50,477,853
Government & Agency Obligations	—	187,654,856	2,997,000	190,651,856
Exchange-Traded Fund	6,005,118	—	—	6,005,118
Short-Term Investments(h)	72,968,228	82,228,961	—	155,197,189
Derivatives(i)	—	13,256,217	—	13,256,217
Total	$78,973,346	$529,650,143	$2,997,000	$611,620,489
Liabilities
Derivatives(i)	$—	$(519,401)	$—	$(519,401)
Total	$—	$(519,401)	$—	$(519,401)

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended September 30, 2010.
(h)	See Consolidated Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open commodity-linked swap contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Government & Agency Obligations	Other Receivable(j)
Balance as of June 30, 2010	$2,100,000	$2,848,480
Realized gains (loss)	—	(9,588,500)
Change in unrealized appreciation (depreciation)	(3,000)	9,851,520
Amortization premium/ discount	—	—
Net purchases (sales)	900,000	(3,111,500)
Transfers into Level 3	—	—
Transfers (out) of Level 3	—	—
Balance as of September 30, 2010	$2,997,000	$—
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2010	$(3,000)	$—

Transfers between price levels are recognized at the beginning of the reporting period.
(j)	Other receivable represents the fair value of the pending sale of participatory notes for which Lehman Brothers is the counterparty. This receivable has been sold.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Commodity Contracts	$12,736,816

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Commodity Strategy Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	November 23, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 23, 2010